NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JULY 9, 2020

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

July 31, 2019

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2019

Nuveen Multistate Trust II

Statements of Additional Information dated

June 30, 2020

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2019

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2019

Nuveen Investment Trust

Statement of Additional Information dated

October 31, 2019

Statement of Additional Information dated

December 31, 2019

Nuveen Investment Trust II

Statement of Additional Information dated

October 31, 2019

Statements of Additional Information dated

November 29, 2019

Statement of Additional Information dated

December 31, 2019

Statement of Additional Information dated

February 3, 2020

Nuveen Investment Trust III

Statement of Additional Information dated

January 31, 2020

Nuveen Investment Trust V

Statements of Additional Information dated

January 31, 2020

Statement of Additional Information dated

April 30, 2020

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

July 31, 2019

Statement of Additional Information dated

September 30, 2019

Statement of Additional Information dated

October 31, 2019

Statement of Additional Information dated

February 28, 2020

Statement of Additional Information dated

April 30, 2020

Statement of Additional Information dated

July 7, 2020

1.

The section entitled “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Rights of Accumulation” is hereby deleted and replaced with the following:

Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A shares of your Fund (and your financial advisor’s commission will be reduced accordingly) if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify the Distributor or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of the Fund that you wish to qualify for a reduced sales charge.

2.	The following sentence is added to the end of the first paragraph of the section entitled “Purchase and Redemption of Fund Shares – Shareholder Programs – Reinstatement Privilege”:

Your financial advisor will not receive a commission on shares purchased pursuant to the reinstatement privilege.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0720P